Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Transactions Between Related Parties	The following table provides the total amount of transactions that are entered into with related parties for the relevant financial years.
		Interest income on net investments in subleases	Revenue from a related party	Acquisition of a subsidiary
		RMB’000	RMB’000
Shareholder of the Company	2020	—	—	174,944
	2019	—	—	—
	2018	—	—	—
BMF Culture*	2020	23	—	—
	2019	85	349	—
	2018	—	—	—

Outstanding balances at December 31, 2020 and 2019 are unsecured and interest‑free and repayable on demand. There have been no guarantees provided or received for any related party receivables or payables

		Net investments in subleases	Due from related parties /shareholders	Due to a related party/ a shareholder
		RMB’000	RMB’000	RMB’000
BMF Culture*	2020	—	—	—
	2019	2,505	370	—
Shigoo Limited#	2020	—	663	7,177
	2019	—	—	—
Shanghai Xuanshi Culture Communication Co., Ltd.^	2020	—	1,100	—
	2019	—	—	—
Shareholders of the Company	2020	—	100	325
	2019	—	105	—

*

A director of the Company is the controlling shareholder of Rosenkavalier, the parent company of BMF Culture. The amount due from BMF Culture was unsecured, interest-free and repayable on demand. BMF Culture became a subsidiary of the Group since February 29, 2020. Further details are disclosed in note 8 to consolidated financial statements.

#

A director of the Company is the controlling shareholder of Shigoo Limited. The amount due from Shigoo Limited was unsecured, interest-free and repayable on demand, while the amount due to Shigoo Limited was unsecured, interest-free and repayable within one year.

^	A joint venture of the Group. The amount due from the joint venture was unsecured, interest-free and repayable within one year.

Summary of Compensation of Key Management Personnel

The following table provides compensation of key management personnel of the Group:

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Short term employee benefits	7,875	1,241	1,810
Equity-settled share-based payment expenses	14,269	—	—
Post employment benefits	356	369	430
Total compensation paid to key management personnel	22,500	1,610	2,240